Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings (Loss) Per Share

(11) Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing the net income (loss) by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings (loss) per share is computed using the weighted-average number shares of common stock outstanding during the period and, when dilutive, potential common shares outstanding during the period. Potential common shares consist of incremental shares issuable upon the assumed exercise of stock options, preferred stock and warrants. Diluted earnings (loss) per share is the same as basic earnings (loss) per share for the six months ended June 30, 2012 because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss in each of those periods.

The following table presents the calculation of earnings (loss) per share (in thousands, except per share data):

	Six Months Ended June 30,
	2012	2013
	(unaudited)
Basic earnings (loss) per share:
Numerator
Net income (loss)	$(2,106)	$4,011

Denominator
Weighted-average common shares	5,035	26,046

Basic earnings (loss) per share	$(0.42)	$0.15

Diluted earnings (loss) per share:
Numerator:
Net income (loss)	$(2,106)	$4,011

Denominator:
Weighted-average common shares	5,035	26,046

Weighted-average shares from convertible preferred stock	—	5,331
Effect of dilutive securities	—	4,488

Weighted-average common shares and equivalents	5,035	35,865

Diluted earnings (loss) per share	$(0.42)	$0.11

The following securities have been excluded from the calculation of diluted net earnings (loss) per share of common stock for the periods presented because including them would have been anti-dilutive (in thousands):

	Six Months Ended June 30,
	2013	2012
	(unaudited)
Common shares from convertible preferred stock	—	21,444
Common shares from common stock warrants	—	36
Stock options outstanding	355	6,242

Total common stock equivalents	355	27,722

(10) Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted loss per share is the same as basic loss per share for all years presented because the effects of potentially dilutive items were anti-dilutive given the Company’s net loss.

The following table presents the calculation of basic and diluted net loss per share (in thousands, except per share data):

	Year Ended December 31, 2011
	2010	2011	2012
Numerator:
Net loss	$(5,959)	$(4,372)	$(5,854)

Denominator:
Weighted-average common shares	4,752	4,956	5,049
Basic and diluted loss per share	$(1.25)	$(0.88)	$(1.16)

The following securities have been excluded from the calculation of diluted net income per share of common stock for the years presented because including them would have been anti-dilutive (in thousands):

	Year Ended December 31,
	2010	2011	2012
Common shares from convertible preferred stock	19,260	21,444	21,444
Common shares from common stock warrants	27	11	36
Stock options outstanding	3,739	4,278	6,731

Total common stock equivalents	23,026	25,733	28,211